10. STOCK OPTION PLAN (March 2018 Note) (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2017	Sep. 30, 2016
Share based compensation	$ 54,184	$ 0	$ 94,764	$ 0	$ 50,773	$ 22,715
Unamortized share-based compensation expense	$ 224,997		$ 224,997		$ 249,033
Unamortized share-based compensation expense recognition period			1 year 9 months		2 years
2015 Stock Option Plan [Member]
Maximum shares allowed under plan	9,000,000		9,000,000		9,000,000
2016 Stock Option Plan [Member]
Maximum shares allowed under plan	20,000,000		20,000,000		20,000,000